Income Taxes, unrecognized income tax benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of unrecognized income tax benefits
Unrecognized tax benefits, beginning balance	$ 34,002,000	$ 45,034,000	$ 39,234,000
Additions for tax positions of current year	4,369,000	5,271,000	5,349,000
Additions for tax positions of prior years	171,000	179,000	4,362,000
Reduction for tax positions of prior years	(1,973,000)	(3,517,000)	(3,855,000)
Reductions for settlements of tax positions	(976,000)	(12,549,000)
Reductions for lapses in statutes of limitations	(6,752,000)	(416,000)	(56,000)
Unrecognized tax benefits, ending balance	28,841,000	34,002,000	45,034,000
Effect of unrecognized tax benefit on income tax expense	$ 18,200,000	$ 22,200,000	$ 27,700,000